Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Receivables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Other Receivables
Project deposits	RM 323,067	$ 72,186	RM 252,490
Prepayment to supplier	10,925,338	2,441,144	1,843,652
Other receivables	240,666	53,774	813,020
Other deposits and prepayment	1,455,723	325,264	1,448,882
Total other receivables	RM 12,944,794	$ 2,892,368	RM 4,358,044